Land Use Rights, Net - Schedule of Land Use Rights, Stated at Cost less Accumulated Amortization (Details) - Land Use Rights [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Land Use Rights, Net [Line Items]
Land use rights - cost	$ 9,737,032	$ 10,010,496
Less:
Accumulated amortization	(539,054)	(336,800)
Total	$ 9,197,978	$ 9,673,696